Virginia Electric and Power Company Consolidated Statements of Equity - USD ($) shares in Thousands, $ in Millions	Total	Virginia Electric and Power Company	Common Stock	Common Stock Virginia Electric and Power Company	Other Paid-In Capital Virginia Electric and Power Company	Retained Earnings	Retained Earnings Virginia Electric and Power Company	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Virginia Electric and Power Company
Beginning balance at Dec. 31, 2015		$ 10,641		$ 5,738	$ 1,113		$ 3,750		$ 40
Beginning balance (in shares) at Dec. 31, 2015			596,000	275
Net income	$ 2,123	1,218					1,218
Dividends	(1,789)					$ (1,727)
Other comprehensive income, net of tax	(325)	6						$ (325)	6
Other	2		$ 8
Ending balance at Dec. 31, 2016		11,865		$ 5,738	1,113		4,968	(799)	46
Ending Balance (in shares) at Dec. 31, 2016			628,000	275
Net income	2,999	1,540					1,540
Dividends	(2,087)	(1,199)				(1,931)	(1,199)
Other comprehensive income, net of tax	141	16						140	16
Other	(5)	2	$ 9			(14)	2
Ending balance at Dec. 31, 2017	17,142	12,224		$ 5,738	1,113		5,311	(659)	62
Ending Balance (in shares) at Dec. 31, 2017			645,000	275
Cumulative-effect of changes in accounting principles	6	3	$ (127)			1,029	79	(1,023)	(76)
Net income	2,447	1,282					1,282
Dividends	(2,331)	(464)				(2,185)	(464)
Other comprehensive income, net of tax	(17)	2						(18)	2
Other	16		$ 8			$ 8
Ending balance at Dec. 31, 2018	$ 20,107	$ 13,047		$ 5,738	$ 1,113		$ 6,208	$ (1,700)	$ (12)
Ending Balance (in shares) at Dec. 31, 2018			681,000	275